Long-Term Debt (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Summary of Long-term Debt
A summary of long-term debt is as follows:

	June 30, 2020	December 31, 2019

NBT Bank, National Association, 4.25% interest rate, secured by all business assets, payable in monthly installments of $5,869 through September 2026, with a balloon payment at maturity.	$703,464	$723,230

NBT Bank, National Association, 4.00% interest rate, secured by all business assets, payable in monthly installments of $12,070 through January 2021.	83,370	153,258

NBT Bank, National Association, 4.20% interest rate, secured by building, payable in monthly installments of $3,293 through September 2026, with a balloon payment at maturity.	260,457	274,476

NBT Bank, National Association, 4.15% interest rate, secured by all business assets, payable in monthly installments of $3,677 through April 2026.	227,878	244,920

NBT Bank, National Association, 4.20% interest rate, secured by all business assets, payable in monthly installments of $5,598 through October 2026, with a balloon payment at maturity.	450,799	474,464

NBT Bank, National Association, 4.85% interest rate, secured by a piece of equipment, payable in monthly installments of $2,932 including interest, through May 2023.	95,396	110,413

NBT Bank, National Association, 1.0% interest rate, payable in monthly installments including interest beginning September 2021, through August 2026, issued through the CARES Act Payroll Protection Program.	1,487,624	-

Various vehicle loans, interest ranging from 0% to 6.99%, total current monthly installments of approximately $8,150, secured by vehicles, with varying terms through September 2025.	286,071	333,510

National Bank of Middlebury, 3.95% interest rate for the initial 5 years, after which the loan rate will adjust equal to the Federal Home Loan Bank of Boston 5/20 – year Advance Rate plus 2.75%, loan is subject to a floor rate of 3.95%, secured by solar panels and related equipment, payable in monthly installments of $2,388 including interest, through December 2024.	85,882	98,033

	3,680,941	2,412,304
Less current portion	(361,579)	(426,254)
	3,319,362	1,986,050
Less debt issuance costs	(16,933)	(20,003)
	$3,302,429	$1,966,047

A summary of long-term debt is as follows:
	December 31, 2019	December 31, 2018

NBT Bank, National Association, 4.25% interest rate, secured by all business assets, payable in monthly installments of $5,869 through September 2026, with a balloon payment at maturity.	$723,230	$0

NBT Bank, National Association, 4.00% interest rate, secured by all business assets, payable in monthly installments of $12,070 through January 2021.	153,258	0

NBT Bank, National Association, 4.20% interest rate, secured by building, payable in monthly installments of $3,293 through September 2026, with a balloon payment at maturity.	274,476	0

NBT Bank, National Association, 4.15% interest rate, secured by all business assets, payable in monthly installments of $3,677 through April 2026.	244,920	0

NBT Bank, National Association, 4.20% interest rate, secured by all business assets, payable in monthly installments of $5,598 through October 2026, with a balloon payment at maturity.	474,464	0

NBT Bank, National Association, 4.85% interest rate, secured by a piece of equipment, payable in monthly installments of $2,932 including interest, through May 2023.	110,413	139,416

Various vehicle loans, interest ranging from 0% to 6.99%, total current monthly installments of approximately $8,150, secured by vehicles, with varying terms through September 2025.	333,510	389,575

National Bank of Middlebury, 3.95% interest rate for the initial 5 years, after which the loan rate will adjust equal to the Federal Home Loan Bank of Boston 5/20 – year Advance Rate plus 2.75%, loan is subject to a floor rate of 3.95%, secured by solar panels and related equipment, payable in monthly installments of $2,388 including interest, through December 2024.	98,033	120,131

Community Bank, N.A. Loan paid in full through refinance	0	1,974,449

	2,412,304	2,623,571
Less current portion	(426,254)	(410,686)
	1,986,050	2,212,855
Less debt issuance costs	(20,003)	0
	$1,966,047	$2,212,885

Schedule of Maturities of Long-term Debt	Maturities of long-term debt are as follows:
Year ending December 31:	Amount

Remainder of 2020	$207,267
2021	404,619
2022	600,960
2023	561,413
2024	515,958
2025 and thereafter	1,390,724

$3,680,941
Maturities of long-term debt are as follows:
Year ending September 30:	Amount

2020	$426,254
2021	306,504
2022	304,574
2023	262,008
2024	213,524
Thereafter	899,440

$2,412,304